Balances and Transactions with Related Parties (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan to related party	₪ 3,416	₪ 16,087
Payroll expense	366
Mr. Avner Barak [member]
IfrsStatementLineItems [Line Items]
Loan to related party	718
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Rental income	₪ 205	₪ 291